Subsequent events	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events:
(a)	In October 2016, the Company sold two 4800 TEU vessels for proceeds of $5,000,000 per vessel to MSC pursuant to provisions of bareboat charter agreements entered into with MSC in 2011.
(b)

In October 2016, the Company entered into an agreement for the sale of the Seaspan Efficiency, a 2003-built 4600 TEU class containership, for recycling at an ISO certified recycling facility for gross proceeds of approximately $6,400,000.

(c)

On October 11, 2016, the Company declared quarterly dividends of $0.496875, $0.515625, $0.434375, $0.512500 and $0.432031 per Series D, Series E, Series F, Series G and Series H preferred shares, respectively, representing a total distribution of $15,562,000.  The dividends were paid on October 31, 2016 to all shareholders of record on October 28, 2016.

(d)	On October 11, 2016, the Company declared a quarterly dividend of $0.375 per common share. The dividend was paid on October 31, 2016 to all shareholders of record as of October 20, 2016.
(e)	In October 2016, Hanjin terminated the charter agreements for the Hanjin Tabul, Hanjin Buddha and the Seaspan Efficiency in the course of Hanjin’s bankruptcy proceeding.